Investment Objectives and Goals	Sep. 30, 2025
EA Astoria Beacon Dynamic Core US Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	EA Astoria Beacon Dynamic Core US Fixed Income ETF